COLUMBIA FUNDS SERIES TRUST
                                  CORPORATE BOND PORTFOLIO
                    Supplement to the Statement of Additional Information,
                                    dated August 1, 2007


                                 COLUMBIA FUNDS SERIES TRUST I
                                   COLUMBIA CORE BOND FUND
                    Supplement to the Statement of Additional Information,
                                    dated September 1, 2007

                              COLUMBIA U.S. TREASURY INDEX FUND
                   Supplement to the Statement of Additional Information,
                                      dated August 1, 2007
                                        (the "Funds")

            Effective March 28, 2008, Brian Drainville will no longer serve as a portfolio manager of the Funds. Accordingly, all references to Brian Drainville as manager of Columbia U.S. Treasury Index Fund and as co-manager of Corporate Bond Portfolio and Columbia Core Bond Fund are removed from the Statements of Additional Information of the Funds.

         The following information as it pertains to the Columbia Core Bond Fund is revised as follows:

         The following is added to the table under the heading "Portfolio Manager(s) of the Advisor":

------------------------------------------------------- -----------------------------------------------------
Portfolio Manager                                       Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Carl W. Pappo                                           Core Bond Fund
------------------------------------------------------- -----------------------------------------------------

The following table under the heading "Compensation" is revised and replaced in its entirety:

-------------------------------- ----------------------------------------- ---------------------------------------------------
       Portfolio Manager                  Performance Benchmark                                Peer Group
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Carl W. Pappo                    Lehman Brothers                           Lipper Corporate Debt
                                 U.S. Aggregate Bond Index                 Funds A Rated Classification

-------------------------------- ----------------------------------------- ---------------------------------------------------

         The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s)":


-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Carl W. Pappo                         4           $5,025,000           0               $0               3           $850,000
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of February 29, 2008.


         The following is added to the table under the heading "Other Accounts Managed by the Portfolio Manager(s) for which
Compensation is Based on Performance":


-------------------------------- -------------------------------- -------------------------------- ------------------------------

                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Carl W. Pappo                         0               $0               0               $0               0              $0
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of February 29, 2008.

The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

---------------------------------------------------------------- -------------------------------------------------------------
                                                                                   Dollar Range of Equity
                       Portfolio Manager                                              Securities in the
                                                                                   Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Carl W. Pappo                                                                                None
---------------------------------------------------------------- -------------------------------------------------------------

* Account information is provided as of February 29, 2008.


The following information as it pertains to the Columbia U.S. Treasury Index Fund is revised as follows:

         The following table under the heading "Portfolio Manager(s) of the Advisor" is revised and replaced in its entirety:

------------------------------------------------------- -----------------------------------------------------
Portfolio Manager                                       Fund
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Jonathan P. Carlson                                     U.S. Treasury Index Fund
------------------------------------------------------- -----------------------------------------------------


 The following table under the heading "Compensation" is revised and replaced in its entirety:

-------------------------------- ----------------------------------------- ---------------------------------------------------
       Portfolio Manager                  Performance Benchmark                                Peer Group
-------------------------------- ----------------------------------------- ---------------------------------------------------
-------------------------------- ----------------------------------------- ---------------------------------------------------
Jonathan P. Carlson              Citigroup Bond U.S. Treasury Index        General U.S. Treasury Index

-------------------------------- ----------------------------------------- ---------------------------------------------------


The following table under the heading "Other Accounts Managed by the Portfolio Manager(s)" is revised and replaced in its entirety:

                                 Other SEC-registered open-end
                                              and                    Other pooled investment
      Portfolio Manager                closed-end funds                      vehicles                       Other accounts

                                 Number of          Assets         Number of         Assets         Number of          Assets
                                 accounts                          accounts                         accounts


Jonathan P. Carlson                  5          $5.03 billion          9         $2.28 billion         12         $307.13 million


*Account information is provided as of February 29, 2008.

The following table under the heading "Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance" is revised and replaced in its entirety:


                                  Other SEC-registered open-end
                                               and                   Other pooled investment
       Portfolio Manager                closed-end funds                     vehicles                     Other accounts
-------------------------------- -------------------------------- -------------------------------- ------------------------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
                                  Number of         Assets         Number of         Assets         Number of        Assets
                                  accounts                         accounts                         accounts
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------
Jonathan P. Carlson                   0               $0               0               $0               0              $0
-------------------------------- ------------ ------------------- ------------ ------------------- ------------ -----------------

*Account information is provided as of February 29, 2008.


The following table under the heading "Ownership of Securities" is revised and replaced in its entirety:

--------------------------------------- ------------------------------- -----------------------------------------
                                        Fund                            Dollar Range of
Portfolio Manager                                                       Equity Securities in the Fund
                                                                        Beneficially Owned
--------------------------------------- ------------------------------- -----------------------------------------
--------------------------------------- ------------------------------- -----------------------------------------
Jonathan P. Carlson                     U.S. Treasury Index Fund        None

--------------------------------------- ------------------------------- -----------------------------------------

* Account information is provided as of February 29, 2008.




INT-50/151604-0308                                               April 29, 2008